EQUITY - Narrative (Details)		12 Months Ended
	Aug. 23, 2023 R / shares	Jun. 30, 2025 ZAR (R) vote R / shares shares	Jun. 30, 2024 ZAR (R) shares	Jun. 30, 2023 shares
Disclosure of classes of share capital [line items]
Number of votes | vote		1
Ergo Mining Operations Proprietary Limited | Treasury shares
Disclosure of classes of share capital [line items]
Treasury shares acquired (in shares) | shares		0
Number of shares sold or disposed of (in shares) | shares		936,779	806,582	2,715,604
Proceeds from sale or issue of treasury shares		R 0
Average cost of the treasury shares		R 5,100,000	R 4,300,000
Major ordinary share transactions
Disclosure of classes of share capital [line items]
Dividend per share approved by directors (in ZAR cents per share) | R / shares	R 0.40	R 0.40
Amount of dividends approved by directors		R 345,700,000